EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
25.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB30,252 and RMB12,789 and RMB12,677 (US$1,957) for the years ended December 31, 2013, 2014 and 2015, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employees in Singapore are recognized as expense in the statements of comprehensive income (loss) as incurred. The total amounts for such employee benefits were approximately RMB106, nil and RMB181 (US$28) for the years ended December 31, 2013, 2014 and 2015, respectively.